Note 15.4 - Employees' Postretirement Benefits and Other Benefits, The fair value of equity funds Level 3 (Detail) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Plan Assets [Line Items]
Fair Value at the beginning of period	$ 2,918
Profitability of Plan Assets:	983
Purchases, Sales and Settlements	201
Gain on translation	150
Fair Value at the end of period	4,252
Private equity funds [Member]
Plan Assets [Line Items]
Fair Value at the beginning of period	2,403
Profitability of Plan Assets:	841
Purchases, Sales and Settlements	8
Gain on translation	122
Fair Value at the end of period	3,374
Other investments [Member]
Plan Assets [Line Items]
Fair Value at the beginning of period	10
Profitability of Plan Assets:	0
Purchases, Sales and Settlements	(9)
Gain on translation	0
Fair Value at the end of period	1
Real estate [Member]
Plan Assets [Line Items]
Fair Value at the beginning of period	505
Profitability of Plan Assets:	142
Purchases, Sales and Settlements	202
Gain on translation	28
Fair Value at the end of period	$ 877